Inventories, Net (Details) - Schedule of Inventories, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories, Net [Line Items]
Raw materials	$ 289,437	$ 119,405
Finished goods	234,711	276,407
Transfer finished goods	11,140
Subtotal	535,288	395,812
Less: Inventory allowance	(253,635)	(259,621)
Inventories, net	$ 281,653	$ 136,191